UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. March 29, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.89%

Aerospace & Defense 1.98%

Textron, Inc.	590,673	$34,832

Airlines 1.20%

Alaska Air Group, Inc.	340,936	21,124

Banks 9.80%

CIT Group, Inc.	484,184	24,936
Citizens Financial Group, Inc.	817,900	34,335
East West Bancorp, Inc.	303,600	18,987
First Horizon National Corp.	1,559,200	29,360
KeyCorp	2,080,700	40,678
Sterling Bancorp	1,060,936	23,924
Total		172,220

Beverages 2.30%

Coca-Cola European Partners plc (United Kingdom)(a)	387,812	16,156
Cott Corp. (Canada)(a)	657,100	9,673
Molson Coors Brewing Co. Class B	193,121	14,548
Total		40,377

Capital Markets 3.18%

BrightSphere Investment Group plc (United Kingdom)(a)	1,464,386	23,079
E*TRADE Financial Corp.*	591,500	32,775
Total		55,854

Chemicals 4.54%

Ashland Global Holdings, Inc.	357,607	24,957
Axalta Coating Systems Ltd.*	537,218	16,219
Eastman Chemical Co.	250,839	26,483
FMC Corp.	159,198	12,190
Total		79,849

Commercial Services & Supplies 0.56%

ADT, Inc.	1,252,300	9,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 29, 2018

Investments	Shares	Fair Value (000)
Construction & Engineering 0.79%

Jacobs Engineering Group, Inc.	236,244	$13,974

Containers & Packaging 2.03%

Graphic Packaging Holding Co.	1,584,264	24,318
Packaging Corp. of America	100,247	11,298
Total		35,616

Electric: Utilities 5.62%

Edison International	370,800	23,605
FirstEnergy Corp.	1,204,175	40,954
Great Plains Energy, Inc.	1,079,695	34,324
Total		98,883

Electrical Equipment 2.71%

AMETEK, Inc.	265,556	20,174
Hubbell, Inc.	226,020	27,525
Total		47,699

Electronic Equipment, Instruments & Components 2.15%

Flex Ltd.*	1,205,200	19,681
Keysight Technologies, Inc.*	346,687	18,163
Total		37,844

Energy Equipment & Services 0.66%

Patterson-UTI Energy, Inc.	663,004	11,609

Equity Real Estate Investment Trusts 9.66%

Alexandria Real Estate Equities, Inc.	230,911	28,838
Boston Properties, Inc.	216,800	26,714
Duke Realty Corp.	928,499	24,587
Healthcare Trust of America, Inc. Class A	797,534	21,095
Highwoods Properties, Inc.	459,600	20,140
Invitation Homes, Inc.	835,800	19,081
UDR, Inc.	823,068	29,318
Total		169,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 29, 2018

Investments	Shares		Fair Value (000)
Food Products 0.68%

Bunge Ltd.		160,740	$11,885

Health Care Equipment & Supplies 3.40%

DENTSPLY SIRONA, Inc.		401,234	20,186
Hill-Rom Holdings, Inc.		148,888	12,953
Zimmer Biomet Holdings, Inc.		244,700	26,682
Total			59,821

Health Care Providers & Services 2.95%

Cardinal Health, Inc.		274,000	17,174
Centene Corp.*		112,284	12,000
Encompass Health Corp.		397,872	22,746
Total			51,920

Hotels, Restaurants & Leisure 2.47%

Aramark		485,700	19,214
MGM Resorts International		689,122	24,133
Total			43,347

Household Durables 1.78%

Lennar Corp. Class A		371,800	21,914
Newell Brands, Inc.		370,909	9,451
Total			31,365

Information Technology Services 1.52%

Conduent, Inc.*		1,432,381	26,700

Insurance 8.97%

Argo Group International Holdings Ltd.		349,695	20,073
Hanover Insurance Group, Inc. (The)		229,947	27,109
Hartford Financial Services Group, Inc. (The)		493,134	25,406
Lancashire Holdings Ltd.(b)	GBP	1,146,200	9,327
Lincoln National Corp.		286,700	20,946
RenaissanceRe Holdings Ltd.		183,871	25,468
Validus Holdings Ltd.		220,300	14,859
XL Group Ltd.		261,800	14,467
Total			157,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 29, 2018

Investments	Shares		Fair Value (000)
Life Sciences Tools & Services 1.19%

PerkinElmer, Inc.		276,100	$20,906

Machinery 5.50%

ITT, Inc.		393,004	19,249
Kennametal, Inc.		368,795	14,811
Parker-Hannifin Corp.		142,904	24,441
Pentair plc(United Kingdom)(a)		560,124	38,161
Total			96,662

Media 0.50%

Cable One, Inc.		12,800	8,795

Metals & Mining 2.37%

Freeport-McMoRan, Inc.*		745,503	13,098
Lundin Mining Corp.(b)	CAD	825,101	5,412
Steel Dynamics, Inc.		521,600	23,065
Total			41,575

Multi-Line Retail 1.05%

Dollar Tree, Inc.*		193,743	18,386

Multi-Utilities 1.99%

CMS Energy Corp.		773,391	35,027

Oil, Gas & Consumable Fuels 8.60%

Andeavor		217,300	21,852
Cabot Oil & Gas Corp.		698,400	16,748
Cimarex Energy Co.		224,631	21,003
Concho Resources, Inc.*		199,600	30,006
Hess Corp.		305,700	15,474
Noble Energy, Inc.		551,404	16,708
Parsley Energy, Inc. Class A*		390,650	11,325
Williams Cos., Inc. (The)		728,300	18,105
Total			151,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 29, 2018

Investments	Shares	Fair Value (000)
Pharmaceuticals 0.73%

Mylan NV*	312,400	$12,862

Road & Rail 1.12%

Kansas City Southern	179,359	19,703

Semiconductors & Semiconductor Equipment 3.20%

Lam Research Corp.	51,200	10,402
Marvell Technology Group Ltd.	899,800	18,896
Qorvo, Inc.*	263,147	18,538
Tower Semiconductor Ltd. (Israel)*(a)	313,600	8,439
Total		56,275

Specialty Retail 1.23%

Advance Auto Parts, Inc.	182,100	21,588

Technology Hardware, Storage & Peripherals 1.46%

NetApp, Inc.	415,141	25,610
Total Common Stocks (cost $1,566,981,610)		1,720,888

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.30%

Repurchase Agreement

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $40,310,000 of U.S. Treasury Note at 3.625% due 8/15/2019; value: $41,236,687; proceeds: $40,427,629 (cost $40,424,306)	$40,424	40,424
Total Investments in Securities 100.19% (cost $1,607,405,916)		1,761,312
Liabilities in Excess of Cash, Foreign Cash and Other Assets(c) (0.19)%		(3,334)
Net Assets 100.00%		$1,757,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. March 29, 2018

CAD	Canadian Dollar
GBP	British Pound

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on forward currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 29, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Bank of America	6/22/2018	725,000	$1,035,357	$1,020,529	$14,828
British pound	Sell	Bank of America	6/22/2018	248,000	352,445	349,091	3,354
British pound	Sell	Goldman Sachs	6/22/2018	639,000	905,077	899,473	5,604
British pound	Sell	Morgan Stanley	6/22/2018	3,156,000	4,481,555	4,442,468	39,087
British pound	Sell	Morgan Stanley	6/22/2018	746,000	1,058,534	1,050,089	8,445
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$71,318

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Goldman Sachs	6/22/2018	6,489,000	$9,153,159	$9,134,086	$(19,073)
British pound	Sell	Bank of America	6/22/2018	975,000	1,370,807	1,372,435	(1,628)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(20,701)

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,720,888	$—	$—	$1,720,888
Repurchase Agreement	—	40,424	—	40,424
Total	$1,720,888	$40,424	$—	$1,761,312
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$71	$—	$71
Liabilities	—	(21)	—	(21)
Total	$—	$50	$—	$50

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(d)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 29, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the period then ended March 29, 2018 (as described in note 2(c)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

As of March 29, 2018, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$71,318
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$20,701

Notes to Schedule of Investments (unaudited)(concluded)

4. FEDERAL TAX INFORMATION

As of March 29, 2018, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,615,561,304
Gross unrealized gain	207,061,008
Gross unrealized loss	(61,260,021)
Net unrealized security gain	$145,800,987

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of foreign currency contracts and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 25, 2018